PRIVATE PLACEMENTS (Details) - USD ($)	8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020
PRIVATE PLACEMENT
Number of warrants to purchase shares issued		8,233,334	8,233,334
Price of warrants		$ 1.50	$ 1.50
Aggregate purchase price	$ 12,350,000	$ 12,350,000	$ 12,350,000
Number of shares per warrant		1	1
Exercise price of warrant		$ 11.50	$ 11.50